Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Offsetting [Abstract]
Supplemental Cash Flow Information
18. Supplemental Cash Flow Information
Cash paid for taxes for the six months ended September 30, 2023 and 2022 was de minimis. Cash paid for interest for the six months ended September 30, 2023 and 2022, was nil and $4.2 million, respectively.
Supplemental disclosure of noncash investing and financing activities include:
Six Months Ended September 30, 2023:

•	$793.4 million conversion of BCG Class A common units for Class A common stock

•	$791.9 million conversion of BCG Preferred B.2 for Class A common stock

•	$205.8 million conversion of BCH Preferred C for Class A common stock

•	$193.9 million exchange of BCH Preferred A.1 for Class A common stock and Class B common stock in BCG Recapitalization.

•	$36.7 million issuance of Issuance of Series B-1 preferred stock in connection with recent financings

•	$8.3 million accrual for BCH Preferred A.0 guaranteed payment.

•	$6.9 million deemed dividend from BCH Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.

•	$5.3 million issuance of Class A common for recent financings.

•	$4.0 million settlement of liability for issuance of Class A common stock.

•	$3.9 million conversion of BCH Class S Ordinary to Class A common stock.

•	$1.1 million of noncash issuance of noncontrolling interest.

•	$0.6 million of distributions payable to the Charitable Beneficiaries.
Six Months Ended September 30, 2022:

•	$20.1 million issuance of BCG Preferred B.2 to satisfy the contingent consideration payable.

•	$18.8 million deemed dividend from BCH Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.

•	$7.8 million accrual for BCH Preferred A.0 guaranteed payment.

•	$2.4 million issuance of noncontrolling interest from reserved cash received in a prior period.

•	$1.4 million promissory note receivable received as consideration in sale of fixed assets.

•	$1.1 million exchange of BCH Preferred A.0 for BCH Preferred A.1.

•	$0.6 million of distributions payable to the Charitable Beneficiaries.

•	$0.3 million of noncash issuance of noncontrolling interest.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	September 30, 2023	March 31, 2023
Cash and cash equivalents	$2,394	$8,726
Restricted cash	20	819

Total cash, cash equivalents and restricted cash	$2,414	$9,545

21. Supplemental Cash Flow Information
Cash paid for taxes for the year ended March 31, 2023, the three months ended March 31, 2022. and the years ended December 31, 2021 and 2020, was de minimis. Cash paid for interest for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, was $8.7 million, $6.6 million, $6.4 million, and $12.2 million, respectively.
Supplemental disclosure of noncash investing and financing activities include:
Year Ended March 31, 2023:

–	$37.1 million deemed dividend from BCH Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.

–	$20.1 million issuance of BCG Preferred B.2 to satisfy the contingent consideration payable.

–	$15.8 million accrual for BCH Preferred A.0 guaranteed payment.

–	$2.4 million issuance of noncontrolling interest from reserved cash received in a prior period.

–	$1.7 million of distributions payable to the Charitable Beneficiaries.

–	$1.4 million promissory note receivable received as consideration in sale of fixed assets.

–	$1.1 million exchange of BCH Preferred A.0 for BCH Preferred A.1.

–	$0.3 million noncash issuance of noncontrolling interest.
Three Months Ended March 31, 2022:

–	$8.4 million deemed dividend from Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.

–	$4.1 million liability related to funds retained by Ben on behalf of the lender to the Customer ExAlt Trust loan payable.

–	$3.8 million liability for Preferred A.0 guaranteed payment.

–	$0.8 million of distributions payable to the Charitable Beneficiaries.
Year Ended December 31, 2021:

–	$352.6 million issuance of BCG Preferred B.2 for consideration in acquisition of alternative assets.

–	$312.3 million issuance of BCG Preferred B.2 in exchange for conversion of Preferred A.1.

–	$251.7 million issuance of Preferred A.0 in exchange for conversion of Preferred A.1.

–	$192.8 million issuance of Common Units in connection with the Commercial Loan Agreement settlement.

–	$20.1 million liability for contingent issuance of BCG Preferred B.2.

–	$9.2 million of noncash issuance of noncontrolling interest.

–	$3.8 million liability for put option related to grant of Preferred A.1.

–	$2.3 million of deferred financing costs owed on debt due to related parties.

–	$2.2 million deemed dividend from Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.

–	$1.5 million of distributions payable to the Charitable Beneficiaries.

–	$1.3 million liability for Preferred A.0 guaranteed payment.

–	$0.2 million issuance of Preferred C.1 Unit Accounts for contribution of alternative assets.
Year Ended December 31, 2020:

–
$65.1 million liability related to the Promissory Note, including accrued interest thereon and unamortized discount, was settled in exchange for BCH Preferred Series C.1 Unit Accounts with a capital account balance of $75.0 million.

–	$94.8 million of GWG L Bonds, $84.6 million of GWG Holdings’ common stock, and $3.4 million in treasury shares were recognized in connection with the Collateral Swap discussed in Note 4.

–	$57.5 million liability related to the option agreement was exercised resulting in equal amount of Common Units being issued.

–	$6.0 million of noncash issuance of noncontrolling interest.

–	$0.7 million of distributions payable to the Charitable Beneficiaries.

–	$0.3 million issuance of Preferred C.1 Unit Accounts for contribution to alternative assets.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	March 31, 2023	March 31, 2022
Cash and cash equivalents	$8,726	$70,588
Restricted cash	819	5,517

Total cash, cash equivalents and restricted cash	$9,545	$76,105